Feb. 28, 2018
Jaguar International Property Fund
Jaguar International Property Fund
Change to the name of the Funds.

All references to the NWS International Property Fund are hereby replaced with Jaguar International Property Fund. All references to the NWS Global Property Fund are hereby replaced with Jaguar Global Property Fund.

Change to the name of the Investment Adviser.

All references to Northwood Securities LLC are hereby replaced with Jaguar Listed Property LLC.

All references to the business address of the investment adviser are hereby replaced with 390 Park Avenue, 4th Floor, New York, New York 10022.

On the Cover Page of the Prospectus, the ticker symbol for the Jaguar International Property Fund’s Institutional Shares is hereby replaced with JAGOX and the ticker symbol for the Jaguar Global Property Fund’s Institutional Shares is hereby replaced with JAGGX.